Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,064	$ 1,421
Deferred revenue from lease agreements	814	415
Deferred revenue from ballast bonus payments	0	15
Deferred revenue from time charter arrangements treated as lease modification	0	163
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,064	$ 1,421